SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share.

	As of July 31,
	2013	2012
Warrants	899,494	917,910
Stock Options	467,923	358,459
Convertible Debt (using the if-converted method)	478,695	92,759
Total	1,846,112	1,369,128

The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share. For 2012 and 2011, approximately 440,000 warrants and 345,200 warrants, respectively (excluding approximately 205,000 warrants, held by an affiliate of Optimus) include anti-dilutive provisions to adjust the number and price of the warrants based on certain types of equity transactions.

	As of October 31,
	2012	2011
Warrants	802,580	1,102,734
Stock Options	358,459	218,539
Convertible Debt (using the if-converted method)	271,354	493,283
Total	1,432,393	1,814,556